SEGMENT REPORTING	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

18. SEGMENT REPORTING

The Company has determined that it operates in two operating segments: (1) electric vehicles and accessories sales, and (2) software royalties and development and design services.

The Company’s CODM, chief executive officer, measures the performance of each segment based on metrics of revenue and profit before taxes from operations and uses these results to evaluate the performance of, and to allocate resources to each of the segments. As most of the Company’s long-lived assets are located in the PRC and most of the Company’s revenues are derived from the PRC, no geographical information is presented. The Company does not allocate assets to its segments as the CODM does not evaluate the performance of segments using asset information.

The following tables present the summary of each reportable segment’s assets, revenue and income, which is considered as a segment operating performance measure, for the years ended December 31, 2024 and 2023:

	For the Year Ended December 31, 2024
	Electric vehicles and accessories sales	Software royalties and development and design services
	Segment	Segment	Consolidated
Current assets	21,206,263	-	21,206,263
Non-current assets	2,813,325	-	2,813,325
Revenues	21,132,121	56,485	21,188,606
Depreciation and amortization	1,519,640	(515,551)	1,004,089
Segment income before tax	14,438	(740,312)	(725,874)
Segment gross profit margin	14%	(912)%	12%
Net income	(105,529)	(740,312)	(845,841)

	For the Year Ended December 31, 2023
	Electric vehicles and accessories sales	Software royalties and development and design services
	Segment	Segment	Consolidated
Current assets	$15,830,685	$274,228	$16,104,913
Non-current assets	1,764,534	1,802,037	3,566,571
Revenues	14,298,967	1,175,951	15,474,918
Depreciation and amortization	180,861	541,917	722,778
Segment income before tax	1,349,430	(18,106)	1,331,324
Segment gross profit margin	12%	40%	14%
Net income	$1,004,577	$(18,106)	$986,471